Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Depreciation, Excluding Lessor Asset under Operating Lease	$ 0.1	$ 0.8
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment (in years)	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment (in years)	7 years